Shareholder Report, Holdings (Details)	Apr. 30, 2026
C000142758 | Cisco Systems9291236
Holdings [Line Items]
Percent of Total Investments	2.60%
C000142758 | Bristol-Myers Squibb9291232
Holdings [Line Items]
Percent of Total Investments	2.00%
C000142758 | Jazz Pharmaceuticals PLC9291300
Holdings [Line Items]
Percent of Total Investments	1.60%
C000142758 | Arrow Electronics9291219
Holdings [Line Items]
Percent of Total Investments	1.50%
C000142758 | Altria Group9291212
Holdings [Line Items]
Percent of Total Investments	1.40%
C000142758 | Verizon Communications9291365
Holdings [Line Items]
Percent of Total Investments	1.40%
C000142758 | ExxonMobil9291264
Holdings [Line Items]
Percent of Total Investments	1.40%
C000142758 | TD SYNNEX9291352
Holdings [Line Items]
Percent of Total Investments	1.30%
C000142758 | Bank of New York Mellon9291227
Holdings [Line Items]
Percent of Total Investments	1.30%
C000142758 | Novartis9291006
Holdings [Line Items]
Percent of Total Investments	1.30%
C000142758 | Country_Repurchase Agreement
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000142758 | Singapore
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000142758 | Sweden
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000142758 | Thailand
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000142758 | Spain
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000142758 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000142758 | Canada
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000142758 | China
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000142758 | South Korea
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000142758 | France
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000142758 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000142758 | Japan
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000142758 | United States
Holdings [Line Items]
Percent of Net Asset Value	51.90%
C000142759 | Cisco Systems9291236
Holdings [Line Items]
Percent of Total Investments	2.60%
C000142759 | Bristol-Myers Squibb9291232
Holdings [Line Items]
Percent of Total Investments	2.00%
C000142759 | Jazz Pharmaceuticals PLC9291300
Holdings [Line Items]
Percent of Total Investments	1.60%
C000142759 | Arrow Electronics9291219
Holdings [Line Items]
Percent of Total Investments	1.50%
C000142759 | Altria Group9291212
Holdings [Line Items]
Percent of Total Investments	1.40%
C000142759 | Verizon Communications9291365
Holdings [Line Items]
Percent of Total Investments	1.40%
C000142759 | ExxonMobil9291264
Holdings [Line Items]
Percent of Total Investments	1.40%
C000142759 | TD SYNNEX9291352
Holdings [Line Items]
Percent of Total Investments	1.30%
C000142759 | Bank of New York Mellon9291227
Holdings [Line Items]
Percent of Total Investments	1.30%
C000142759 | Novartis9291006
Holdings [Line Items]
Percent of Total Investments	1.30%
C000142759 | Country_Repurchase Agreement
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000142759 | Singapore
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000142759 | Sweden
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000142759 | Thailand
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000142759 | Spain
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000142759 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000142759 | Canada
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000142759 | China
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000142759 | South Korea
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000142759 | France
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000142759 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000142759 | Japan
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000142759 | United States
Holdings [Line Items]
Percent of Net Asset Value	51.90%